Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 1,223,837	$ 133,283
Mortgage loans at fair value	7,916,515	5,446,310
Derivative assets	61,072	24,689
Accounts receivable, net	253,600	163,473
Mortgage servicing rights, net	1,756,864	731,353
Premises and equipment, net	107,572	61,365
Operating lease right-of-use asset, net	93,098	79,485
Finance lease right-of-use asset	22,929	0
Other assets	57,989	14,136
Total assets	11,493,476	6,654,094
Liabilities and Member's Equity
Warehouse lines of credit	6,941,397	5,189,587
Accounts payable and accrued expenses	847,745	282,995
Derivative liabilities	66,237	22,409
Equipment note payable	26,528	30,000
Operating lines of credit	320,300	376,000
Senior notes	789,323	0
Operating lease liabilities	104,534	91,780
Finance lease liability	23,132	0
Total liabilities	9,119,196	5,992,771
Member's Equity:
Membership units
Additional paid-in capital	24,839	24,839
Retained earnings	2,349,441	636,484
Total member's equity	2,374,280	661,323
Total liabilities and member's equity	$ 11,493,476	$ 6,654,094